UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

48 Wall Street, 22nd Floor, New York, New York	10005

(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC, 48 Wall Street, 22nd Floor, New York, New York	10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end:	December 31, 2016

Date of reporting period:	December 31, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

Cornerstone Strategic
Value Fund, Inc.

Annual Report
December 31, 2016

CONTENTS

Portfolio Summary	1
Schedule of Investments	2
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Report of Independent Registered Public Accounting Firm	18
2016 Tax Information	19
Additional Information Regarding the Fund’s Directors and Corporate Officers	20
Description of Dividend Reinvestment Plan	22
Proxy Voting and Portfolio Holdings Information	24
Summary of General Information	24
Stockholder Information	24

Cornerstone Strategic Value Fund, Inc. Portfolio Summary – as of December 31, 2016 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Closed-End Funds	44.4
Information Technology	11.3
Financials	8.5
Health Care	7.1
Industrials	6.4
Consumer Staples	5.8
Energy	4.9
Consumer Discretionary	4.9
Materials	1.6
Telecommunication Services	1.6
Exchange-Traded Funds	1.2
Utilities	1.1
Other	1.0
Real Estate	0.2

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	Alphabet Inc.	Information Technology	3.7
2.	BlackRock Resources & Commodities Strategy Trust	Closed-End Funds	2.7
3.	Microsoft Corporation	Information Technology	2.6
4.	General American Investors Company, Inc.	Closed-End Funds	2.1
5.	Alpine Global Total Dynamic Dividend Fund	Closed-End Funds	2.0
6.	Adams Diversified Equity Fund, Inc.	Closed-End Funds	1.9
7.	JPMorgan Chase & Co.	Financials	1.9
8.	Johnson & Johnson	Health Care	1.9
9.	Exxon Mobil Corporation	Energy	1.9
10.	CBRE Clarion Global Real Estate Income Fund	Closed-End Funds	1.8

1

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – December 31, 2016

Description	No. of Shares	Value
EQUITY SECURITIES — 98.98%
CLOSED-END FUNDS — 44.43%

CONVERTIBLE SECURITIES — 0.23%
AllianzGI Equity & Convertible Income Fund	42,079	$775,306
Ellsworth Growth and Income Fund Ltd.	10,842	89,555
		864,861
CORE — 9.68%
Adams Diversified Equity Fund, Inc.	569,599	7,239,603
General American Investors Company, Inc.	254,871	7,934,134
Liberty All-Star Equity Fund	1,338,849	6,908,461
Royce Micro-Cap Trust, Inc.	424,688	3,452,713
Royce Value Trust	481,759	6,450,753
Sprott Focus Trust, Inc.	88,668	617,129
Tri-Continental Corporation	146,389	3,227,877
Zweig Fund, Inc. (The)	78,610	947,251
		36,777,921
DEVELOPED MARKET — 1.14%
Aberdeen Australia Equity Fund, Inc.	149,477	810,165
Aberdeen Japan Equity Fund, Inc.	2,570	18,967
Aberdeen Singapore Fund, Inc.	60,446	523,462
European Equity Fund, Inc. (The)	6,504	50,211
First Trust Dynamic Europe Equity Income Fund	97,050	1,506,216
Japan Smaller Capitalization Fund, Inc.	50,699	492,794
Morgan Stanley Asia-Pacific Fund, Inc.	4,342	58,830
New Germany Fund, Inc. (The)	20,872	272,797
New Ireland Fund, Inc. (The)	15,637	187,175
Swiss Helvetia Fund, Inc. (The)	41,512	423,838
		4,344,455
EMERGING MARKETS — 3.38%
Aberdeen Chile Fund, Inc.	132,794	791,452
Aberdeen Indonesia Fund, Inc.	32,713	208,055
Central Europe, Russia and Turkey Fund, Inc. (The )	1,400	28,910
China Fund, Inc. (The)	39,955	601,323
First Trust/Aberdeen Emerging Opportunity Fund	20,584	286,118
India Fund, Inc. (The)	26,651	570,065
Mexico Equity & Income Fund Inc.	14,279	130,938
Morgan Stanley China A Share Fund, Inc.	270,942	4,603,305
Morgan Stanley India Investment Fund, Inc.	39,864	1,021,316
Taiwan Fund, Inc. (The) *	3,666	59,023
Templeton Dragon Fund, Inc.	151,108	2,475,149
Templeton Emerging Markets Fund	70,004	846,348
Turkish Investment Fund, Inc. (The)	67,615	458,430
Voya Emerging Markets High Dividend Equity Fund	101,733	757,911
		12,838,343

See accompanying notes to financial statements.
2

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – December 31, 2016 (continued)

Description	No. of Shares	Value
ENERGY MLP — 0.80%
ClearBridge Energy MLP Fund Inc.	23,800	$370,328
ClearBridge Energy Total Return Fund Inc.	47,116	602,142
Cohen & Steers MLP Income & Energy Opportunity Fund, Inc.	15,600	169,884
Goldman Sachs MLP Income Opportunities Fund	25,600	248,832
Kayne Anderson Energy Total Return Fund, Inc.	97,038	1,146,019
Neuberger Berman MLP Income Fund Inc.	53,300	500,487
		3,037,692
GLOBAL — 8.75%
Alpine Global Dynamic Dividend Fund	207,607	1,820,725
Alpine Global Total Dynamic Dividend Fund	989,442	7,499,970
Calamos Global Dynamic Income Fund	19,716	137,421
Calamos Global Total Return Fund	3,784	39,846
Clough Global Allocation Fund	106,373	1,280,731
Clough Global Equity Fund	227,022	2,519,944
Clough Global Opportunities Fund	644,167	5,765,295
Delaware Enhanced Global Dividend and Income Fund	237,097	2,397,051
Eaton Vance Tax-Advantaged Global Dividend Income Fund	237,542	3,342,216
Gabelli Global Small and Mid Cap Value Trust (The)	55,270	585,862
Gabelli Multimedia Trust Inc. (The)	44,636	323,165
GDL Fund (The)	228,293	2,246,403
Lazard Global Total Return and Income Fund, Inc.	6,930	95,218
Lazard World Dividend & Income Fund, Inc.	39,478	391,227
Royce Global Value Trust, Inc.	156,388	1,263,615
Wells Fargo Advantage Global Dividend Opportunity Fund	653,240	3,560,158
		33,268,847
GLOBAL INCOME — 0.68%
Legg Mason BW Global Income Opportunities Fund Inc.	218,390	2,583,554

GROWTH — 0.01%
Liberty All-Star Growth Fund, Inc.	4,643	19,408

HIGH CURRENT YIELD (LEVERAGED) — 0.16%
Avenue Income Credit Strategies Fund	44,729	600,710

INCOME & PREFERRED STOCK — 2.47%
Calamos Strategic Total Return Fund	630,421	6,480,735
LMP Capital and Income Fund Inc.	214,854	2,855,410
Nuveen Tax-Advantaged Dividend Growth Fund	2,800	39,004
		9,375,149

See accompanying notes to financial statements.
3

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – December 31, 2016 (continued)

Description	No. of Shares	Value
NATURAL RESOURCES — 4.24%
Adams Natural Resources Fund, Inc.	244,756	$4,936,729
BlackRock Energy and Resources Trust	14,300	206,492
BlackRock Resources & Commodities Strategy Trust	1,243,438	10,283,232
First Trust Energy Infrastructure Fund	38,719	698,104
		16,124,557
OPTION ARBITRAGE/OPTIONS STRATEGIES — 3.16%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	486,623	6,136,316
BlackRock Enhanced Capital and Income Fund, Inc.	42,364	580,810
BlackRock Enhanced Equity Dividend Trust	15,800	128,770
BlackRock Global Opportunities Equity Trust	171,213	1,980,934
BlackRock International Growth and Income Trust	32,674	180,034
Cohen & Steers Global Income Builder, Inc.	14,744	125,766
Eaton Vance Risk-Managed Diversified Equity Income Fund	8,891	79,663
Eaton Vance Tax-Managed Diversified Equity Income Fund	49,300	510,255
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	55,041	441,429
First Trust Enhanced Equity Income Fund	3,699	49,973
Voya Asia Pacific High Dividend Equity Income Fund	71,427	622,129
Voya Global Equity Dividend and Premium Opportunity Fund	172,686	1,170,811
		12,006,890
PACIFIC EX JAPAN — 0.30%
Aberdeen Greater China Fund, Inc.	73,592	639,514
Asia Pacific Fund, Inc. (The)	18,912	183,825
Thai Fund, Inc. (The)	40,543	308,127
		1,131,466
REAL ESTATE — 6.50%
Alpine Global Premier Properties Fund	1,096,063	5,622,803
CBRE Clarion Global Real Estate Income Fund	959,364	7,003,357
Cohen & Steers Preferred Securities and Income Fund, Inc.	325,320	6,216,865
Cohen & Steers Quality Income Realty Fund, Inc.	132,789	1,621,354
Nuveen Real Estate Income Fund	150,248	1,618,171
RMR Real Estate Income Fund	127,145	2,601,385
		24,683,935
SECTOR EQUITY — 1.14%
Gabelli Healthcare & WellnessRx Trust	34,788	328,051
GAMCO Global Gold, Natural Resources & Income Trust	202,662	1,074,109
GAMCO Natural Resources, Gold & Income Trust	153,629	1,024,705

See accompanying notes to financial statements.
4

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – December 31, 2016 (continued)

Description	No. of Shares	Value
SECTOR EQUITY (Continued)
Nuveen Real Asset Income and Growth Fund	106,495	$1,676,231
Tekla Healthcare Opportunities Fund	15,400	239,008
		4,342,104
UTILITY — 1.62%
Duff & Phelps Global Utility Income Fund Inc.	128,929	1,995,821
Gabelli Global Utility & Income Trust (The)	60,473	1,015,946
Macquarie Global Infrastructure Total Return Fund Inc.	160,250	3,161,733
		6,173,500
VALUE FUNDS — 0.17%
Nuveen Tax-Advantaged Total Return Strategy Fund	57,701	654,906

TOTAL CLOSED-END FUNDS		168,828,298

CONSUMER DISCRETIONARY — 4.88%
Amazon.com, Inc. *	5,000	3,749,350
Delphi Automotive PLC	3,000	202,050
Expedia, Inc.	4,000	453,120
Home Depot, Inc. (The)	23,600	3,164,288
McDonald's Corporation	19,700	2,397,884
Netflix, Inc. *	9,000	1,114,200
Newell Brands Inc.	10,000	446,500
Starbucks Corporation	30,000	1,665,600
Target Corporation	11,300	816,199
Twenty-First Century Fox, Inc.	5,000	136,250
Twenty-First Century Fox, Inc. - Class A	24,000	672,960
Viacom, Inc. - Class B	5,000	175,500
Walt Disney Company (The)	34,200	3,564,324
		18,558,225
CONSUMER STAPLES — 5.84%
Altria Group, Inc.	14,000	946,680
Clorox Company (The)	1,000	120,020
Coca-Cola Company (The)	39,643	1,643,599
Colgate-Palmolive Company	10,000	654,400
ConAgra Foods, Inc.	7,500	296,625
General Mills, Inc.	3,900	240,903
Kellogg Company	8,700	641,277
Kimberly-Clark Corporation	7,300	833,076
Kraft Heinz Company (The)	4,000	349,280
Lamb Weston Holdings, Inc.	2,500	94,625
Molson Coors Brewing Company	2,000	194,620
Monster Beverage Corporation *	12,000	532,080
PepsiCo, Inc.	20,900	2,186,767
Philip Morris International Inc.	29,000	2,653,210
Procter & Gamble Company (The)	56,000	4,708,480
Reynolds American Inc.	27,000	1,513,080
Sysco Corporation	10,300	570,311
Wal-Mart Stores, Inc.	57,900	4,002,048
		22,181,081
ENERGY — 4.96%
Anadarko Petroleum Corporation	3,500	244,055
Baker Hughes Incorporated	9,000	584,730
Chevron Corporation	28,200	3,319,140

See accompanying notes to financial statements.
5

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – December 31, 2016 (continued)

Description	No. of Shares	Value
ENERGY (Continued)
Concho Resources Inc. *	2,500	$331,500
EOG Resources, Inc.	8,600	869,460
Exxon Mobil Corporation	77,936	7,034,503
Halliburton Company	17,000	919,530
Occidental Petroleum Corporation	14,400	1,025,712
ONEOK, Inc.	4,400	252,604
Phillips 66	7,987	690,157
Pioneer Natural Resources Company	3,000	540,210
Schlumberger Limited	30,000	2,518,500
Spectra Energy Corp	4,800	197,232
Williams Companies, Inc. (The)	10,000	311,400
		18,838,733
EXCHANGE-TRADED FUNDS — 1.18%
iShares Core S&P 500 ETF	20,000	4,499,800

FINANCIALS — 8.47%
Aflac Incorporated	6,000	417,600
American International Group, Inc.	7,000	457,170
Allstate Corporation (The)	8,000	592,960
Bank of America Corporation	98,300	2,172,430
Berkshire Hathaway Inc. - Class B *	34,000	5,541,320
Capital One Financial Corporation	4,000	348,960
Chubb Limited	10,000	1,321,200
CME Group Inc.	6,000	692,100
Discover Financial Services	3,000	216,270
Franklin Resources, Inc.	15,000	593,700
Goldman Sachs Group, Inc. (The)	11,000	2,633,950
JPMorgan Chase & Co.	83,000	7,162,070
M&T Bank Corporation	5,000	782,150
MetLife, Inc.	25,500	1,374,195
Prudential Financial, Inc.	7,000	728,420
State Street Corporation	10,000	777,200
U.S. Bancorp	20,100	1,032,537
Wells Fargo & Company	96,800	5,334,648
		32,178,880
HEALTH CARE — 7.12%
Abbott Laboratories	37,000	1,421,170
Anthem, Inc.	7,000	1,006,390
Baxter International Inc.	12,000	532,080
Boston Scientific Corporation *	20,700	447,741
Bristol-Myers Squibb Company	34,000	1,986,960
Celgene Corporation *	16,000	1,852,000
Cigna Corporation	5,000	666,950
Eli Lilly and Company	10,000	735,500
Johnson & Johnson	61,700	7,108,457
Medtronic Plc	28,000	1,994,440
Merck & Company, Inc.	52,267	3,076,958
Pfizer Inc.	119,500	3,881,360
Stryker Corporation	8,000	958,480
Thermo Fisher Scientific Inc.	10,000	1,411,000
		27,079,486
INDUSTRIALS — 6.37%
3M Company	13,000	2,321,410
AdvanSix Inc. *	896	19,837
Boeing Company (The)	12,000	1,868,160
Caterpillar Inc.	12,000	1,112,880
Danaher Corporation	17,000	1,323,280
Deere & Company	10,000	1,030,400
Emerson Electric Co.	14,000	780,500
Fortive Corporation	6,500	348,595
General Dynamics Corporation	6,000	1,035,960

See accompanying notes to financial statements.
6

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – December 31, 2016 (continued)

Description	No. of Shares	Value
INDUSTRIALS (Continued)
General Electric Company	220,000	$6,952,000
Lockheed Martin Corporation	6,000	1,499,640
Norfolk Southern Corporation	5,000	540,350
Raytheon Company	5,000	710,000
United Parcel Service, Inc. - Class B	17,000	1,948,880
United Technologies Corporation	20,800	2,280,096
Waste Management, Inc.	6,100	432,551
		24,204,539
INFORMATION TECHNOLOGY — 11.29%
Accenture plc - Class A	9,400	1,101,022
Activision Blizzard, Inc.	5,400	194,994
Adobe Systems Incorporated *	11,500	1,183,925
Alphabet Inc. - Class A *	2,000	1,584,900
Alphabet Inc. - Class C *	16,005	12,352,979
Automatic Data Processing, Inc.	12,000	1,233,360
Broadcom Limited	9,900	1,750,023
Cisco Systems, Inc.	45,000	1,359,900
Corning Incorporated	22,900	555,783
Facebook, Inc. *	31,000	3,566,550
Fidelity National Information Services, Inc.	7,600	574,864
International Business Machines	24,000	3,983,760
Microsoft Corporation	156,000	9,693,840
Oracle Corporation	42,272	1,625,358
Paychex, Inc,	8,000	487,040
PayPal Holdings, Inc. *	20,000	789,400
QUALCOMM Incorporated	8,000	521,600
salesforce.com, inc. *	4,800	328,608
		42,887,906
MATERIALS — 1.63%
Air Products & Chemicals, Inc.	5,000	719,100
Dow Chemical Company (The)	29,500	1,687,990
E. I. du Pont de Nemours and Company	17,000	1,247,800
Freeport-McMoRan Inc.	25,000	329,750
Monsanto Company	5,000	526,050
Newmont Mining Corporation	10,500	357,735
Nucor Corporation	7,200	428,544
Praxair, Inc.	7,000	820,330
Versum Materials, Inc. *	2,500	70,175
		6,187,474
REAL ESTATE — 0.15%
American Tower Corporation	4,000	422,720
Weyerhaeuser Company	5,000	150,450
		573,170
TELECOMMUNICATION SERVICES — 1.54%
AT&T, Inc.	87,568	3,724,267
Verizon Communications, Inc.	40,000	2,135,200
		5,859,467
UTILITIES — 1.12%
American Electric Power Company, Inc.	4,200	264,432
CenterPoint Energy, Inc.	2,800	68,992
Dominion Resources, Inc.	10,000	765,900
Duke Energy Corporation	13,300	1,032,346
NextEra Energy, Inc.	6,000	716,760
PG&E Corporation	4,000	243,080
PPL Corporation	6,000	204,300
Public Service Enterprises Group, Inc.	6,500	285,220
Sempra Energy	2,000	201,280
Southern Company (The)	6,500	319,735

See accompanying notes to financial statements.
7

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – December 31, 2016 (concluded)

Description	No. of Shares	Value
UTILITIES (Continued)
Xcel Energy Inc.	4,000	$162,800
		4,264,845
TOTAL EQUITY SECURITIES
(cost - $363,539,259)		376,141,904

SHORT-TERM INVESTMENT — 1.52%
MONEY MARKET FUND — 1.52%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.39%^ (cost - $5,763,568)	5,763,568	5,763,568

TOTAL INVESTMENTS — 100.50%
(cost - $369,302,827)		381,905,472

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.50)%		(1,881,073)

NET ASSETS — 100.00%		$380,024,399

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of December 31, 2016.

See accompanying notes to financial statements.
8

Cornerstone Strategic Value Fund, Inc. Statement of Assets and Liabilities – December 31, 2016

ASSETS
Investments, at value (cost – $369,302,827) (Notes B and C)	$381,905,472
Cash	877,481
Receivables:
Investments sold	1,572,384
Dividends	1,048,565
Prepaid expenses	2,865
Total Assets	385,406,767

LIABILITIES
Payables:
Investments purchased	4,838,547
Investment management fees (Note D)	355,572
Directors’ fees and expenses	45,711
Administration fees (Note D)	23,543
Other accrued expenses	118,995
Total Liabilities	5,382,368

NET ASSETS (applicable to 28,697,249 shares of common stock)	$380,024,399

NET ASSET VALUE PER SHARE ($380,024,399 ÷ 28,697,249)	$13.24

NET ASSETS CONSISTS OF
Common stock, $0.001 par value; 28,697,249 shares issued and outstanding (100,000,000 shares authorized)	$28,697
Paid-in capital	368,886,567
Accumulated net realized loss on investments	(1,493,510)
Net unrealized appreciation in value of investments	12,602,645
Net assets applicable to shares outstanding	$380,024,399

See accompanying notes to financial statements.
9

Cornerstone Strategic Value Fund, Inc. Statement of Operations – for the Year Ended December 31, 2016

INVESTMENT INCOME
Income:
Dividends	$9,171,801

Expenses:
Investment management fees (Note D)	3,147,704
Administration fees (Note D)	236,080
Directors’ fees and expenses	188,098
Printing	72,076
Custodian fees	70,102
Legal and audit fees	65,275
Accounting fees	61,466
Transfer agent fees	37,595
Insurance	15,793
Stock exchange listing fees	16,616
Miscellaneous	14,701
Total Expenses	3,925,506
Net Investment Income	5,246,295

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	11,823,281
Capital gain distributions from regulated investment companies	3,632,447
Net change in unrealized appreciation in value of investments	10,778,334
Net realized and unrealized gain on investments	26,234,062

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,480,357

See accompanying notes to financial statements.
10

Cornerstone Strategic Value Fund, Inc. Statement of Changes in Net Assets

	For the Years Ended December 31,
	2016	2015

INCREASE IN NET ASSETS
Operations:
Net investment income	$5,246,295	$2,505,501
Net realized gain from investments	15,455,728	6,115,216
Net change in unrealized appreciation in value of investments	10,778,334	(31,475,170)

Net increase/(decrease) in net assets resulting from operations	31,480,357	(22,854,453)

Dividends and distributions to stockholders (Note B):
Net investment income	(5,036,752)	(2,505,501)
Net realized gains	(16,123,155)	(6,408,287)
Return-of-capital	(56,300,130)	(56,039,075)

Total dividends and distributions to stockholders	(77,460,037)	(64,952,863)

Common stock transactions:
Proceeds from rights offering of 6,783,942 and 0 shares of newly issued common stock, respectively	95,721,421	—
Offering expenses associated with rights offering	(170,894)	—
Issuance of 0 and 12,780,196 shares in connection with the merger of Cornerstone Progressive Return Fund	—	235,773,265
Proceeds from 505,893 and 432,511 shares newly issued in reinvestment of dividends and distributions, respectively	6,976,348	7,223,924

Net increase in net assets from common stock transactions	102,526,875	242,997,189

Total increase in net assets	56,547,195	155,189,873

NET ASSETS
Beginning of year	323,477,204	168,287,331
End of year	$380,024,399	$323,477,204

See accompanying notes to financial statements.
11

Cornerstone Strategic Value Fund, Inc. Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Years Ended December 31,
	2016	2015		2014*	2013*	2012*
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$15.11	$20.54		$22.72	$22.72	$24.52
Net investment income #	0.23	0.17		0.32	0.40	0.44
Net realized and unrealized gain/(loss) on investments	1.01	(1.18)		2.10	3.80	2.76
Net increase/(decrease) in net assets resulting from operations	1.24	(1.01)		2.42	4.20	3.20

Dividends and distributions to stockholders:
Net investment income	(0.22)	(0.17)		(0.32)	(0.40)	(1.48)
Net realized capital gains	(0.71)	(0.44)		(1.52)	(1.76)	(0.76)
Return-of-capital	(2.47)	(3.81)		(2.76)	(2.76)	(3.08)
Total dividends and distributions to stockholders	(3.40)	(4.42)		(4.60)	(4.92)	(5.32)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	0.29	—		—	0.72	0.32
Reinvestment of dividends and distributions	0.00 +	0.00	+	0.00 +	0.00 +	0.00 +
Total common stock transactions	0.29	0.00	+	0.00 +	0.72	0.32

Net asset value, end of year	$13.24	$15.11		$20.54	$22.72	$22.72
Market value, end of year	$15.17	$15.66		$20.02	$26.40	$24.00
Total investment return (a)	23.73%	0.21%		(6.29)%	36.67%	13.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$380,024	$323,477		$168,287	$180,372	$105,704
Ratio of expenses to average net assets, net of fee waivers and fees paid indirectly, if any (b)	1.25%	1.31	%(e)	1.33%	1.33%	1.40%
Ratio of expenses to average net assets, excluding fee waivers and fees paid indirectly, if any (b)	1.25%	1.31	%(e)	1.33%	1.33%	1.40%
Ratio of net investment income to average net assets (d)	1.66%	0.97	%(e)	1.47%	1.69%	1.83%
Portfolio turnover rate	88%	88%		51%	48%	41%

*	Effective December 29, 2014, a reverse split of 1:4 occurred. All per share amounts have been restated according to the terms of the reverse split.
#	Based on average shares outstanding.
+	Amount rounds to less than $0.01 per share.
(a)

Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Expenses do not include expenses of investments companies in which the Fund invests.
(c)	Annualized.
(d)	Recognition of net investment income by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.
(e)

Includes reorganization costs. Without these costs, ratio of expenses to average net assets, net of fee waivers and fees paid indirectly, if any, ratio of expenses to average net assets, excluding fee waivers and fees paid indirectly, if any, and ratio of net investment income to average net assets would have been 1.22%, 1.22% and 1.06% for the year ended December 31, 2015, respectively.

See accompanying notes to financial statements.
12

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements

NOTE A. ORGANIZATION

Cornerstone Strategic Value Fund, Inc. (the “Fund” or “CLM”) was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. As an investment company, the Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services –Investment Companies”.

Reorganization: Pursuant to a plan of merger approved by the stockholders of each of the Fund and Cornerstone Progressive Return Fund (“CFP”), the Fund acquired all of the net assets of CFP ($235,773,269) on June 26, 2015 and is the accounting survivor of the merger. A total of 16,689,008 shares of beneficial interest of CFP were exchanged for 12,780,186 shares of common stock of the Fund immediately after the closing date. The exchange ratio was 0.765785 shares of CLM for each share of CFP. This merger qualified as tax-free reorganizations under Section 368(a)(1) (C) of the Internal Revenue Code. CFP’s net assets included $5,253,546 of net unrealized appreciation on investments, $(23,450,547) of accumulated net investment loss, and $(3,391,585) of accumulated net realized loss on investments. The aggregate net assets of the Fund prior to the merger totaled $152,222,319 and following the merger the combined net assets of the Fund totaled $387,995,588.

Because the combined entities have been managed as a single integrated entity since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of CFP that have been included in the Fund’s Statement of Operations since June 26, 2015.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal

13

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (continued)

market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. At December 31, 2016, the Fund held no securities valued in good faith by the Board of Directors.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the year ended December 31, 2016, the Fund did not invest in derivative instruments or engage in hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Risks Associated with Investments in Other Closed-end Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2016, the Fund does not have any interest or penalties associated with the under-payment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2013 through 2015, and for the year ended December 31, 2016. There was no material impact to the financial statements.

Distributions to Stockholders: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-

14

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (continued)

term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

Managed Distribution Risk: Under the managed distribution policy, the Fund makes monthly distributions to stockholders at a rate that may include periodic distributions of its net income and net capital gains (“Net Earnings”), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund stockholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●

Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

15

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (continued)

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Investments	$376,141,904	$—
Short-Term Investments	5,763,568	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$381,905,472	$—

*	Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the year ended December 31, 2016 the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2016.

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent). The amendments apply to reporting entities that elect to measure the fair value of an investment using the net asset value per share (or its equivalent) practical expedient. The ASU is essentially effective for public entities beginning in 2016 and for all other entities beginning in 2017, but earlier application is permitted. Although still evaluating the potential impacts of ASU 2015-07 to the Fund, the Investment Manager does not expect the adoption of the ASU to have an effect on the Fund.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. In an effort to enhance monitoring and regulation, the new rules and forms will allow the SEC to more effectively collect and use data reported by funds. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

NOTE D. AGREEMENTS WITH AFFILIATES

At December 31, 2016, certain officers of the Fund are also officers of Cornerstone or AST Fund Solutions, LLC (“AFS”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the year ended December 31, 2016, Cornerstone earned $3,147,704 for investment management services.

Administration Agreement

Under the terms of the administration agreement, AFS supplies executive, administrative and regulatory services for the Fund. AFS supervises the preparation of reports to shareholders for the Fund, reports to and

16

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (concluded)

filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the Fund pays AFS a monthly fee at an annual rate of 0.075% of its average daily net assets, subject to an annual minimum fee of $50,000. For the year ended December 31, 2016, AFS earned $236,080 as administrator.

NOTE E. INVESTMENT IN SECURITIES

For the year ended December 31, 2016, purchases and sales of securities, other than short-term investments, were $314,248,162 and $274,444,331, respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 100,000,000 shares of common stock authorized and 28,697,249 shares issued and outstanding at December 31, 2016. Transactions in common stock for the year ended December 31, 2016 were as follows:

Shares at beginning of year	21,407,414
Shares newly issued from rights offering	6,783,942
Shares newly issued in reinvestment of dividends and distributions	505,893
Shares at end of year	28,697,249

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the years ended December 31, 2016 and December 31, 2015 was as follows:

	2016	2015
Ordinary Income	$7,994,909	$2,505,501
Long-Term Capital Gains	13,164,998	6,408,287
Return-of-Capital	56,300,130	56,039,075
Total Distributions	$77,460,037	$64,952,863

At December 31, 2016, the components of accumulated earnings on a tax basis for the Fund were as follows:

Net unrealized appreciation	$11,109,135
Total accumulated earnings	$11,109,135

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2016, the Fund decreased accumulated net realized loss on investments by $209,543 and decreased undistributed net investment income by $209,543 on the Statement of Assets and Liabilities.Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year (“Post-October losses”). The Fund incurred no such losses during the year ended December 31, 2016.

As of December 31, 2016, the Fund had no remaining capital loss carryforwards.

The following information is computed on a tax basis for each item as of December 31, 2016:

Cost of portfolio investments	$370,796,337
Gross unrealized appreciation	$24,092,099
Gross unrealized depreciation	(12,982,964)
Net unrealized appreciation	$11,109,135

The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

17

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors
Cornerstone Strategic Value Fund, Inc.
New York, New York

We have audited the accompanying statement of assets and liabilities of the Cornerstone Strategic Value Fund, Inc. (the “Fund”), including the schedule of investments as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cornerstone Strategic Value Fund, Inc. as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 21, 2017

18

2016 Tax Information (unaudited)

This notification along with Form 1099-DIV reflects the amount to be used by calendar year taxpayers on their U.S. federal income tax returns. As indicated in this notice, a portion of the Fund’s distributions for 2016 were comprised of a return-of-capital; accordingly these distributions do not represent yield or investment return on the Fund’s portfolio.

SOURCES OF DIVIDENDS AND DISTRIBUTIONS (Per Share Amounts)
Payment Dates:	1/29/16	2/29/16	3/31/16	4/29/16	5/31/16	6/30/16
Ordinary Income (1)	$0.0293	$0.0293	$0.0293	$0.0293	$0.0293	$0.0293
Return-of-Capital (2)	0.2062	0.2062	0.2062	0.2062	0.2062	0.2062
Capital Gain (3)	0.0482	0.0482	0.0482	0.0482	0.0482	0.0482
Total	$0.2837	$0.2837	$0.2837	$0.2837	$0.2837	$0.2837

Payment Dates:	7/29/16	8/31/16	9/30/16	10/31/16	11/30/16	12/30/16
Ordinary Income (1)	$0.0293	$0.0293	$0.0293	$0.0293	$0.0293	$0.0293
Return-of-Capital (2)	0.2062	0.2062	0.2062	0.2062	0.2062	0.2062
Capital Gain (3)	0.0482	0.0482	0.0482	0.0482	0.0482	0.0482
Total	$0.2837	$0.2837	$0.2837	$0.2837	$0.2837	$0.2837

Notes:

(1)

Ordinary Income Dividends – This is the total per share amount of ordinary income dividends and short-term capital gain distributions (if applicable) included in the amount reported in Box 1a on Form 1099-DIV.

(2)

Return-of-Capital – This is the per share amount of return-of-capital, or sometimes called nontaxable, distributions reported in Box 3 – under the title “Nondividend distributions” – on Form 1099-DIV. This amount should not be reported as taxable income on your current return. Rather, it should be treated as a reduction in the original cost basis of your investment in the Fund.

(3)	Capital Gains Distributions – This is the total per share amount of capital gain distribution included in the amount reported in Box 2a on Form 1099-DIV.

The Fund has met the requirements to pass through 64.55% of its ordinary income dividends as qualified dividends, which are subject to a maximum federal tax rate of 23.8% (20% qualified dividends maximum long-term capital gain rate plus 3.8% Medicare tax). This is reported in Box 1b on Form 1099-DIV. Ordinary income dividends should be reported as dividend income on Form 1040. Please note that to utilize the lower tax rate for qualifying dividend income, stockholders generally must have held their shares in the Fund for at least 61 days during the 121 day period beginning 60 days before the ex-dividend date.

Long-term capital gain distributions arise from gains on securities held by the Fund for more than one year. They are subject to a maximum federal rate of 20% (23.8%, reflecting 3.8% Medicare tax on income exceeding certain threshold amounts).

Foreign stockholders will generally be subject to U.S. withholding tax on the amount of the actual ordinary income dividend paid by the Fund.

In general, distributions received by tax-exempt recipients (e.g., IRA’s and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Stockholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

19

Additional Information Regarding the Fund’s Directors
and Corporate Officers (unaudited)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since
Ralph W. Bradshaw** (Dec. 1950)	Chairman of the Board of Directors and President	President, Cornerstone Advisors, Inc.; Financial Consultant; President and Director of Cornerstone Total Return Fund, Inc.	2001
Robert E. Dean (Apr. 1951)	Director; Audit, Nominating and Corporate Governance Committee Member	Director, National Bank Holdings Corp.; Director of Cornerstone Total Return Fund, Inc.	2014
Edwin Meese III (Dec. 1931)	Director; Audit, Nominating and Corporate Governance Committee Member	Ronald Reagan Distinguished Fellow Emeritus, The Heritage Foundation Washington D.C.; Distinguished Visiting Fellow at the Hoover Institution, Stanford University; Director of Cornerstone Total Return Fund, Inc.	2001
Scott B. Rogers (July 1955)	Director; Audit, Nominating and Corporate Governance Committee Member	Director, Board of Health Partners, Inc.; Chief Executive Officer, Asheville Buncombe Community Christian Ministry (“ABCCM”); President, ABCCM Doctor's Medical Clinic; Member of North Carolina Governor’s Council on Homelessness (from July 2014); Director of Cornerstone Total Return Fund, Inc.	2001
Andrew A. Strauss (Nov. 1953)	Director; Chairman of Nominating and Corporate Governance Committee and Audit Committee Member	Attorney and senior member of Strauss & Associates, P.A., Attorneys; Director of Cornerstone Total Return Fund, Inc.	2001
Glenn W. Wilcox, Sr. (Dec. 1931)	Director; Chairman of Audit Committee, Nominating and Corporate Governance Committee Member	Chairman of the Board of Tower Associates, Inc.; Chairman of the Board of Wilcox Travel Agency, Inc.; Director of Champion Industries, Inc.; Director of Cornerstone Total Return Fund, Inc.	2001

20

Additional Information Regarding the Fund’s Directors
and Corporate Officers (unaudited) (concluded)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since
Gary A. Bentz (June 1956)	Chief Compliance Officer, Secretary, and Assistant Treasurer	Chairman and Chief Financial Officer of Cornerstone Advisors, Inc.; Financial Consultant, C.P.A., Chief Compliance Officer, Secretary, and Assistant Treasurer of Cornerstone Total Return Fund, Inc.	2004, 2008, 2009
Frank J. Maresca (Oct. 1958)	Treasurer	Executive Vice President of AST Fund Solutions, LLC (since February 2012), Executive Vice President of Ultimus Fund Solutions, LLC (from March 2009-February 2012); Treasurer of The Asia Pacific Fund, Inc. (since July 2016); Treasurer of Cornerstone Total Return Fund, Inc. (from May 2009 through February 2012 and since April 2013)	2013

*	The mailing address of each Director and/or Officer with respect to the Fund’s operation is 48 Wall Street, 22nd floor, New York, NY 10005.

**

Designates a director who is an “interested person” of the Fund as defined by the Investment Company Act of 1940, as amended. Mr. Bradshaw is an interested person of the Fund by virtue of his current position with the Investment Adviser of the Fund.

21

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Strategic Value Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE MKT or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than the average closing price of the Fund over the five trading days preceding the payment date of the Distribution (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases. Upon notice from the Fund, the Agent will receive the distribution in cash and will purchase shares of common stock in the open market, on the NYSE MKT or elsewhere, for the participants’ accounts, except that the Agent will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. These remaining shares will be issued by the Fund at a price equal to the net asset value at the time of valuation.

In a case where the Agent has terminated open market purchases and caused the issuance of remaining shares by the Fund, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market, including brokerage commissions, and the price at which the Fund issues the remaining shares. To the extent that the Agent is unable to terminate purchases in the open market before the Agent has completed its purchases, or remaining shares cannot be issued by the Fund because the Fund declared a dividend or distribution payable only in cash, and the market price exceeds the net asset value of the shares, the average share purchase price paid by the Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except

22

Description of Dividend Reinvestment Plan (unaudited) (concluded)

where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

Participants may at any time sell some or all of their shares though the Agent. Shares may be sold via the internet at www.amstock.com or through the toll free number. Participants can also use the tear off portion attached to the bottom of their statement and mail the request to American Stock Transfer and Trust Company LLC, P.O Box 922 Wall Street Station, New York, N.Y. 10269-0560. There is a fee of $15.00 per transaction and commission of $0.10 per share.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll-free number (866) 668-6558.

23

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

●	without charge, upon request, by calling toll-free (866) 668-6558; and

●	on the website of the Securities and Exchange Commission, http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, 2016 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at http://www.sec.gov or on the Fund’s website at www.cornerstonestrategicvaluefund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling toll-free 1-800-SEC-0330.

Summary of General Information (unaudited)

Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE MKT. Its investment objective is to seek long-term capital appreciation through investment in equity securities of U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

Stockholder Information (unaudited)

The Fund is listed on the NYSE MKT (symbol “CLM”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstonestrategicvaluefund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Strategic Value Fund, Inc. may from time to time purchase shares of its common stock in the open market.

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Cornerstone Strategic Value Fund, Inc.

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's current level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $26,600 and $26,000 with respect to the registrant's fiscal years ended December 31, 2016 and 2015, respectively.

(b)
Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $5,600 and $5,500 with respect to the registrant's fiscal years ended December 31, 2016 and 2015, respectively. The services comprising these fees are the preparation of the registrant's federal and state income and federal excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)
Before the principal accountant is engaged by the registrant to render (i) audit, audit-related or permissible non-audit services to the registrant or (ii) non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, either (a) the audit committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the audit committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the audit committee's responsibilities to the registrant's investment adviser. The audit committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full audit committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimus thresholds are not exceeded, as such thresholds are determined by the audit committee in accordance with applicable Commission regulations.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)
During the fiscal years ended December 31, 2016 and 2015, aggregate non-audit fees of $5,600 and $5,500, respectively, were billed by the registrant's principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's principal accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)
The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934. Robert E. Dean, Glenn W. Wilcox, Sr., (Chairman), Edwin Meese III, Andrew A. Strauss and Scott B. Rogers are the members of the registrant's audit committee.

(b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Not required

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant and Cornerstone Advisors, Inc., the registrant's investment adviser, share the same proxy voting policies and procedures. The proxy voting policies and procedures of the registrant and Cornerstone Advisors, Inc. are attached as Exhibit 99.VOTEREG.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) All information included in this Item is as of the date of the filing of this Form N-CSR, unless otherwise noted. Ralph W. Bradshaw is the portfolio manager of the registrant. Mr. Bradshaw has acted as portfolio manager since 2002. Mr. Bradshaw is President of Cornerstone Advisors, Inc. and serves as President and Chairman of the Board of the registrant and Cornerstone Total Return Fund, Inc.

(a)(2) Ralph W. Bradshaw manages one other closed-end registered investment company: Cornerstone Total Return Fund, Inc. As of December 31, 2016, net assets of Cornerstone Total Return Fund, Inc. were $170,336,902. Mr. Bradshaw manages no accounts except for the registrant and Cornerstone Total Return Fund, Inc. Mr. Bradshaw manages no accounts where the advisory fee is based on the performance of the account. No material conflicts of interest exist in connection with the portfolio manager's management of the registrant's investments, on the one hand, and the investment of the other accounts included in response to this Item, on the other.

(a)(3) Compensation of Ralph W. Bradshaw includes a fixed salary paid by Cornerstone Advisors, Inc. plus his share of the profits of Cornerstone Advisors, Inc. The profitability of Cornerstone Advisors, Inc. is primarily dependent upon the value of the assets of the registrant and other managed accounts. However, compensation is not directly based upon the registrant's performance or on the value of the registrant's assets.

(a)(4) The dollar range of equity securities in the registrant beneficially owned by each portfolio manager as of December 31, 2016 is as follows: Ralph W. Bradshaw: over $100,000

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.VOTEREG	Proxy Voting Policies and Procedures

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	March 2, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	March 2, 2017

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer
(Principal Financial Officer)

Date	March 2, 2017

*	Print the name and title of each signing officer under his or her signature.